Finance income and expense (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finance income:
Interest received on cash balances	£ 28	£ 229	£ 81	£ 479
Foreign exchange gain on translating foreign currency denominated balances	41	669	267
Fair value adjustment on derivative financial instruments	72	113	184	1,723
Total finance income	141	1,011	532	2,202
Finance expense:
Interest on discounted lease liability	22	6	42	15
Foreign exchange loss on translating foreign currency denominated balances				114
Unwinding of discount factor related to the assumed contingent arrangement	373	30	405	58
Total finance expense	£ 395	£ 36	£ 447	£ 187